Taxation - Tax Effects of Temporary Differences (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Classification in the consolidated balance sheets:
Deferred tax assets	¥ 128,581	$ 17,616
Deferred tax liabilities	43,046	5,897
Deferred tax assets:
Tax losses carry forward	733,771	100,526	¥ 708,815
Equity investment loss	177,280	24,287	185,553
Allowance for credit losses	38,071	5,216	35,983
Intangible assets and accrued expenses	8,105	1,110	7,906
Share-based compensation	235	32	235
Others	50,846	6,966	42,474
Total deferred tax assets	1,008,308	138,137	980,966
Valuation allowance	(874,116)	(119,753)	(786,853)	$ (107,798)	¥ (617,264)
Deferred tax assets	134,192	18,384	194,113
Deferred tax liabilities:
Outside basis difference on investment	15,883	2,176	23,403
Equity method investment and unrealized gains	536	73	1,112
Right-of-use asset and others	5,075	695	4,498
Intangible assets acquired from business acquisition	27,163	3,721	31,137
Deferred tax liabilities	¥ 48,657	$ 6,665	¥ 60,150